UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-21686

                          OPPENHEIMER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JANUARY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.9% 1
-----------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--29.6%
Oppenheimer Developing Markets Fund, Cl. Y                                   321,118   $     13,178,694
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                               715,523         53,614,143
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                 309,852         12,617,176
                                                                                        -------------------
                                                                                             79,410,013
-----------------------------------------------------------------------------------------------------------
U.S. EQUITY--70.3%
Oppenheimer Capital Appreciation Fund, Cl. Y                               1,133,563         52,495,326
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                          982,434         40,947,866
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                            1,775,642         27,131,820
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                              1,109,704         26,466,434
-----------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                              1,557,816         41,453,481
                                                                                        -------------------
                                                                                            188,494,927
                                                                                        -------------------
Total Investments in Affiliated Companies (Cost $249,713,627)                               267,904,940

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
-----------------------------------------------------------------------------------------------------------
Undivided interest of 1.08% in joint repurchase agreement
(Principal Amount/Value $106,853,000, with a maturity value of
$106,868,612) with UBS Warburg LLC, 5.26%, dated 10/31/06, to be repurchased at $1,156,169 on 11/1/06, collateralized by Federal
National Mortgage Assn., 6.50%, 10/1/36, with a value of
$109,133,594 (Cost $1,156,000)                                       $     1,156,000          1,156,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $250,869,627)                                 100.3%      269,060,940
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (0.3)         (843,391)
                                                                     -------------------------------------
Net Assets                                                                      100.0%   $  268,217,549
                                                                     -------------------------------------

Footnote to Statement of Investments

1. Represents ownership of an affiliated fund, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES         GROSS         GROSS                SHARES
                                                  JANUARY 31, 2006     ADDITIONS    REDUCTIONS      OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y               393,164       749,781         9,382             1,133,563

Oppenheimer Developing Markets Fund, Cl. Y                 131,194       209,542        19,618               321,118

Oppenheimer Global Fund, Cl. Y                             265,671       461,101        11,249               715,523

Oppenheimer Global Opportunities Fund, Cl. Y               124,676       202,424        17,248               309,852

Oppenheimer Main Street Fund, Cl. Y                        347,889       642,582         8,037               982,434

Oppenheimer Main Street Opportunity Fund, Cl. Y            633,885     1,156,273        14,516             1,775,642

Oppenheimer Main Street Small Cap Fund, Cl. Y              409,733       708,848         8,877             1,109,704

Oppenheimer Value Fund, Cl. Y                              541,824     1,028,603        12,611             1,557,816

                                                                           VALUE      DIVIDEND              REALIZED
                                                                      SEE NOTE 1        INCOME            GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                        $ 52,495,326            --             $ (11,302)

Oppenheimer Developing Markets Fund, Cl. Y                            13,178,694            --                 9,042

Oppenheimer Global Fund, Cl. Y                                        53,614,143            --                (9,055)

Oppenheimer Global Opportunities Fund, Cl. Y                          12,617,176            --                 4,382

                            Aggressive Investor Fund

Aggressive Investor Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited


Oppenheimer Main Street Fund, Cl. Y                                $  40,947,866            --             $  (2,591)

Oppenheimer Main Street Opportunity Fund, Cl. Y                       27,131,820            --                (2,020)

Oppenheimer Main Street Small Cap Fund, Cl. Y                         26,466,434            --                (8,100)

Oppenheimer Value Fund, Cl. Y                                         41,453,481            --                (2,594)
                                                                ------------------------------------------------------
                                                                   $ 267,904,940            --             $ (22,238)
                                                                ------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $    250,871,070
                                              ------------------

Gross unrealized appreciation                  $     18,189,870
Gross unrealized depreciation                                --
                                              ------------------
Net unrealized appreciation                    $     18,189,870
                                              ------------------


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

                            Aggressive Investor Fund

Aggressive Investor Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited


RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


3

                            Aggressive Investor Fund


-------------------------------------------------------------------------------------------------------------------------------
    ACTIVE ALLOCATION FUND

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                                                  Shares                 Value

    --------------------------------------------------------------------------------------------------------------------------------
    INVESTMENTS IN AFFILIATED COMPANIES--99.6% 1
    --------------------------------------------------------------------------------------------------------------------------------
    ALTERNATIVE INVESTMENT--6.0%
    Oppenheimer Real Estate Fund, Cl. Y                                        3,505,416   $        88,161,221
    --------------------------------------------------------------------------------------------------------------------------------
    FIXED INCOME--24.1%
    Oppenheimer Champion Income Fund, Cl. Y                                    3,298,772            30,975,473
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Core Bond Fund, Cl. Y                                         14,128,693           144,677,801
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer International Bond Fund, Cl. Y                                 2,311,213            13,682,382
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Strategic Income Fund, Cl. Y                                  33,837,695           142,795,076
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer U.S. Government Trust, Cl. Y                                   2,483,441            23,642,355
                                                                                            ----------------------------------------
                                                                                                   355,773,087
    --------------------------------------------------------------------------------------------------------------------------------
    GLOBAL EQUITY--20.0%
    Oppenheimer Developing Markets Fund, Cl. Y                                   283,796            11,646,962
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Global Fund, Cl. Y                                             1,885,544           141,283,841
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Global Opportunities Fund, Cl. Y                               1,799,632            73,280,978
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer International Growth Fund, Cl. Y                               1,325,020            34,145,749
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer International Small Company Fund, Cl. Y                          466,151            11,774,981
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Quest International Value Fund, Inc., Cl. A                    1,020,088            22,431,725
                                                                                            ----------------------------------------
                                                                                                   294,564,236
    --------------------------------------------------------------------------------------------------------------------------------
    U.S. EQUITY--49.5%
    Oppenheimer Capital Appreciation Fund, Cl. Y                               4,222,917           195,563,277
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Main Street Fund, Cl. Y                                        3,470,023           144,630,543
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Main Street Opportunity Fund, Cl. Y                            5,240,115            80,068,957
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Main Street Small Cap Fund, Cl. Y                              3,174,035            75,700,733
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                              619,082            22,992,719
    --------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Value Fund, Cl. Y                                              7,967,740           212,021,574
                                                                                            ----------------------------------------
                                                                                                   730,977,803
                                                                                            ----------------------------------------
    Total Investments in Affiliated Companies (Cost $1,372,956,886)                              1,469,476,347

                                                                               Principal
                                                                                  Amount

    --------------------------------------------------------------------------------------------------------------------------------
    JOINT REPURCHASE AGREEMENTS--0.4%
    --------------------------------------------------------------------------------------------------------------------------------
    Undivided interest of 5.06% in joint repurchase agreement
    (Principal Amount/Value $106,853,000, with a maturity value of
    $106,868,612) with UBS Warburg LLC, 5.26%, dated 10/31/06, to be repurchased at $5,411,791 on 11/1/06, collateralized by Federal
    National Mortgage Assn., 6.50%, 10/1/36, with a value of
    $109,133,594 (Cost $5,411,000)                                     $       5,411,000             5,411,000
    --------------------------------------------------------------------------------------------------------------------------------

    Total Investments, at Value (Cost $1,378,367,886)                              100.0%        1,474,887,347
    --------------------------------------------------------------------------------------------------------------------------------
    Liabilities in Excess of Other Assets                                            0.0              (394,377)
                                                                         -----------------------------------------
    Net Assets                                                                     100.0%  $     1,474,492,970
                                                                         =========================================


    1                    |                    Active Allocation Fund

-------------------------------------------------------------------------------------------------------------------------------
    Active Allocation Fund

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------


    Footnote to Statement of Investments


    1. Represents ownership of an affiliated fund, at or during the period ended
    October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS             GROSS                SHARES
                                                       JANUARY 31, 2006       ADDITIONS        REDUCTIONS      OCTOBER 31, 2006
    -----------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Capital Appreciation Fund, Cl. Y              1,206,388       3,105,713            89,184             4,222,917

    Oppenheimer Champion Income Fund, Cl. Y                          --       3,299,948 **          1,176             3,298,772

    Oppenheimer Core Bond Fund, Cl. Y*                        5,106,446      11,387,013         2,364,766            14,128,693

    Oppenheimer Developing Markets Fund, Cl. Y                  735,369         541,189           992,762               283,796

    Oppenheimer Global Fund, Cl. Y                              817,108       1,187,471           119,035             1,885,544

    Oppenheimer Global Opportunities Fund, Cl. Y                771,757       1,045,286            17,411             1,799,632

    Oppenheimer High Yield Fund, Cl. Y                               --       3,212,815         3,212,815                    --

    Oppenheimer International Bond Fund, Cl. Y                       --       2,328,776            17,563             2,311,213

    Oppenheimer International Growth Fund, Cl. Y                     --       5,051,108         3,726,088             1,325,020

    Oppenheimer International Small Company Fund, Cl. Y       1,296,021       1,298,019         2,127,889               466,151

    Oppenheimer Main Street Fund, Cl. Y                       1,422,021       2,155,262           107,260             3,470,023

    Oppenheimer Main Street Opportunity Fund, Cl. Y           1,943,920       3,332,961            36,766             5,240,115

    Oppenheimer Main Street Small Cap Fund, Cl. Y             1,258,510       1,957,992            42,467             3,174,035

    Oppenheimer Quest International Value Fund, Cl. A                --       3,879,570         2,859,482             1,020,088

    Oppenheimer Real Asset Fund, Cl. Y                        3,273,185       1,528,500         4,801,685                    --

    Oppenheimer Real Estate Fund, Cl. Y*                      1,403,079       2,126,893            24,556             3,505,416

    Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                  --         623,649             4,567               619,082

    Oppenheimer Strategic Income Fund, Cl. Y                 12,557,766      21,537,638           257,709            33,837,695

    Oppenheimer U.S. Government Trust, Cl. Y                  2,764,889       4,518,490         4,799,938             2,483,441

    Oppenheimer Value Fund, Cl. Y*                            2,210,413       9,713,623         3,956,296             7,967,740

                                                                                  VALUE          DIVIDEND              REALIZED
                                                                             SEE NOTE 1            INCOME           GAIN (LOSS)
    -----------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Capital Appreciation Fund, Cl. Y                         $  195,563,277        $       --         $    (12,048)

    Oppenheimer Champion Income Fund, Cl. Y                                  30,975,473                --                  (28)

    Oppenheimer Core Bond Fund, Cl. Y*                                      144,677,801         4,036,304             (804,463)

    Oppenheimer Developing Markets Fund, Cl. Y                               11,646,962                --             3,515,294

    Oppenheimer Global Fund, Cl. Y                                          141,283,841                --                76,286

    Oppenheimer Global Opportunities Fund, Cl. Y                             73,280,978                --              (25,845)

    Oppenheimer High Yield Fund, Cl. Y                                               --           625,416               (2,637)

    Oppenheimer International Bond Fund, Cl. Y                               13,682,382           122,611                 (136)

    Oppenheimer International Growth Fund, Cl. Y                             34,145,749                --           (2,773,971)

    Oppenheimer International Small Company Fund, Cl. Y                      11,774,981                --               730,477

    Oppenheimer Main Street Fund, Cl. Y                                     144,630,543                --                   956

    Oppenheimer Main Street Opportunity Fund, Cl. Y                          80,068,957                --               (6,205)

    Oppenheimer Main Street Small Cap Fund, Cl. Y                            75,700,733                --              (21,052)

    Oppenheimer Quest International Value Fund, Cl. A                        22,431,725                --             2,219,261


    2                    |                    Active Allocation Fund

-------------------------------------------------------------------------------------------------------------------------------
    Active Allocation Fund

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------


    Oppenheimer Real Asset Fund, Cl. Y                                  $            --        $  194,036          $  (795,037)

    Oppenheimer Real Estate Fund, Cl. Y*                                     88,161,221           551,327              (14,591)

    Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                          22,992,719                --               (1,506)

    Oppenheimer Strategic Income Fund, Cl. Y                                142,795,076         3,931,503              (38,215)

    Oppenheimer U.S. Government Trust, Cl. Y                                 23,642,355           433,683             (522,020)

    Oppenheimer Value Fund, Cl. Y*                                          212,021,574                --             (176,707)
                                                                       ----------------------------------------------------------
                                                                        $ 1,469,476,347        $9,894,880          $  1,347,813
                                                                       ==========================================================

    * Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.
    ** Received 3,160,989 shares as a result of the acquisition of Oppenheimer High Yield Fund.


    FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

    Federal tax cost of securities                $   1,385,517,053
    Federal tax cost of other investments               (10,037,700)
                                                  ------------------
    Total federal tax cost                        $   1,375,479,353
                                                  ==================

    Gross unrealized appreciation                 $      89,779,205
    Gross unrealized depreciation                          (146,348)
                                                  ------------------
    Net unrealized appreciation                   $      89,632,857
                                                  ==================


    NOTES TO STATEMENT OF INVESTMENTS

    SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

    Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

    RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

    JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis.


    3                    |                    Active Allocation Fund

-------------------------------------------------------------------------------------------------------------------------------
    Active Allocation Fund

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------

    These balances are invested in one or more repurchase agreements.
    Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

    FUTURES CONTRACTS A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities
    (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The
    Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts.
    The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

    As of October 31, 2006, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION    NUMBER OF     VALUATION AS OF      UNREALIZED
    CONTRACT DESCRIPTION               DATE    CONTRACTS    OCTOBER 31, 2006    DEPRECIATION
    -------------------------------------------------------------------------------------------
    CONTRACTS TO SELL
    U.S. Treasury Nts., 10 yr.     12/19/06          145         $15,691,719        $146,347

    TOTAL RETURN SWAP CONTRACTS
    A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap


    4                    |                    Active Allocation Fund

-------------------------------------------------------------------------------------------------------------------------------
    Active Allocation Fund

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------

    is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

    As of October 31, 2006, the Fund had entered into the following total return swap agreements:

                     SWAP    NOTIONAL                                                  TERMINATION      UNREALIZED
             COUNTERPARTY      AMOUNT    PAID BY THE FUND     RECEIVED BY THE FUND            DATE    APPRECIATION
    ----------------------------------------------------------------------------------------------------------------
                                                    Price
                                          Depreciation on
                                              the S&P 500
                                         Value Index plus    Price Appreciation on
    Morgan Stanley                           the floating        the S&P 500 Value
    Capital Services, Inc.  $  20,320      interest rate.    Index plus dividends.          4/5/07    $    408,911

    RECENT ACCOUNTING PRONOUNCEMENTS
    In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


    5                    |                    Active Allocation Fund

MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
-----------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--9.8%
Oppenheimer Real Asset Fund, Cl. Y                                         3,074,127   $     21,365,185
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                        1,109,209         27,896,619
                                                                                        -------------------------------------
                                                                                             49,261,804
-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME--44.8%
Oppenheimer Champion Income Fund, Cl. Y                                    5,320,460         49,959,117
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                          9,785,703        100,205,605
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                 4,199,148         24,858,953
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                            4,954,897         49,400,321
                                                                                        -------------------------------------
                                                                                            224,423,996
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.0%
Oppenheimer Global Fund, Cl. Y                                               666,763         49,960,537
-----------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY--35.2%
Oppenheimer Capital Appreciation Fund, Cl. Y                               1,056,603         48,931,258
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                        1,219,084         50,811,399
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                            1,653,097         25,259,322
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                              1,932,917         51,434,933
                                                                                        -------------------------------------
                                                                                            176,436,912
                                                                                        -------------------------------------
Total Investments in Affiliated Companies (Cost $478,970,499)                               500,083,249

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.12% in joint repurchase agreement
(Principal Amount/Value $106,853,000, with a maturity value of
$106,868,612) with UBS Warburg LLC, 5.26%, dated 10/31/06, to be repurchased at $1,200,175 on 11/1/06, collateralized by Federal
National Mortgage Assn., 6.50%, 10/1/36, with a value of
$109,133,594 (Cost $1,200,000)                                       $      1,200,000         1,200,000
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $480,170,499)                                 100.0%      501,283,249
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             0.0          (214,112)
                                                                     ------------------------------------
Net Assets                                                                      100.0%   $  501,069,137
                                                                     ------------------------------------


Footnote to Statement of Investments

                             Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

1. Represents ownership of an affiliated fund, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES         GROSS          GROSS                SHARES
                                                    JANUARY 31, 2006     ADDITIONS      REDUCTIONS     OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 452,591       628,091          24,079            1,056,603

Oppenheimer Champion Income Fund, Cl. Y                           --     5,321,872 **        1,412            5,320,460

Oppenheimer Core Bond Fund, Cl. Y*                         3,823,987     6,091,206         129,490            9,785,703

Oppenheimer Global Fund, Cl. Y                               307,304       395,585          36,126              666,763

Oppenheimer High Yield Fund, Cl. Y                         2,132,328     3,051,493       5,183,821                   --

Oppenheimer International Bond Fund, Cl. Y                 1,704,413     2,550,692          55,957            4,199,148

Oppenheimer Limited-Term Government Fund, Cl. Y            1,959,654     3,060,939          65,696            4,954,897

Oppenheimer Main Street Fund, Cl. Y                          533,482       717,438          31,836            1,219,084

Oppenheimer Main Street Opportunity Fund, Cl. Y              729,566       974,205          50,674            1,653,097

Oppenheimer Real Asset Fund, Cl. Y                         1,239,352     1,876,338          41,563            3,074,127

Oppenheimer Real Estate Fund, Cl. Y                          527,524       647,400          65,715            1,109,209

Oppenheimer Value Fund, Cl. Y                                829,078     1,129,752          25,913            1,932,917

                                                                           VALUE         DIVIDEND              REALIZED
                                                                      SEE NOTE 1           INCOME                  LOSS
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $ 48,931,258           $ --               $ 31,779

Oppenheimer Champion Income Fund, Cl. Y                                 49,959,117             --                    197

Oppenheimer Core Bond Fund, Cl. Y*                                     100,205,605       2,603,502                53,672

Oppenheimer Global Fund, Cl. Y                                          49,960,537              --                10,269

Oppenheimer High Yield Fund, Cl. Y                                              --       1,737,465                15,099

Oppenheimer International Bond Fund, Cl. Y                              24,858,953         518,025                11,692

Oppenheimer Limited-Term Government Fund, Cl. Y                         49,400,321       1,181,653                12,151

Oppenheimer Main Street Fund, Cl. Y                                     50,811,399              --                14,316

Oppenheimer Main Street Opportunity Fund, Cl. Y                         25,259,322              --                 7,713

Oppenheimer Real Asset Fund, Cl. Y                                      21,365,185          70,978                75,451

Oppenheimer Real Estate Fund, Cl. Y                                     27,896,619         171,821                19,055

Oppenheimer Value Fund, Cl. Y                                           51,434,933              --                12,719
                                                                 ----------------------------------------------------------
                                                                      $500,083,249      $6,283,444              $264,113
                                                                 ----------------------------------------------------------

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

** Received 5,084,247 shares as the result of the acquisition of Oppenheimer
   High Yield Fund.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                             Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited


Federal tax cost of securities                $    480,235,586
                                              ------------------

Gross unrealized appreciation                 $     24,232,572
Gross unrealized depreciation                       (3,184,909)
                                              ------------------
Net unrealized appreciation                   $     21,047,663
                                              ------------------


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


3

                             Moderate Investor Fund

CONSERVATIVE INVESTOR FUND


STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                             Shares          Value
---------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.7% 1
---------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--10.8%
Oppenheimer Real Asset Fund, Cl. Y                                         1,195,007    $     8,305,294
---------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                          430,196         10,819,420
                                                                                        -----------------------
                                                                                             19,124,714
---------------------------------------------------------------------------------------------------------------
FIXED INCOME--66.8%
Oppenheimer Champion Income Fund, Cl. Y                                    2,157,629         20,260,137
---------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                          5,692,342         58,289,579
---------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                 1,628,154          9,638,674
---------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                            2,970,490         29,615,779
                                                                                        -----------------------
                                                                                            117,804,169
---------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--5.5%
Oppenheimer Global Fund, Cl. Y                                               129,337          9,691,227
---------------------------------------------------------------------------------------------------------------
U.S. EQUITY--16.6%
Oppenheimer Capital Appreciation Fund, Cl. Y                                 204,768          9,482,837
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                          236,634          9,862,909
---------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                375,018          9,979,231
                                                                                        -----------------------
                                                                                             29,324,977
                                                                                        -----------------------
Total Investments in Affiliated Companies (Cost $171,071,172)                               175,945,087

                                                                          Principal
                                                                            Amount
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 1.04% in joint repurchase agreement
(Principal Amount/Value $106,853,000, with a maturity value of
$106,868,612) with UBS Warburg LLC, 5.26%, dated 10/31/06, to be repurchased at $1,112,162 on 11/1/06, collateralized by Federal
National Mortgage Assn., 6.50%, 10/1/36, with a value of
$109,133,594 (Cost $1,112,000)                                       $     1,112,000          1,112,000
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $172,183,172)                                 100.3%      177,057,087
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (0.3)         (568,880)
                                                                     -------------------------------------
Net Assets                                                                      100.0%   $  176,488,207
                                                                     -------------------------------------

Footnote to Statement of Investments

1. Represents ownership of an affiliated fund, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES        GROSS         GROSS             SHARES
                                                   JANUARY 31, 2006    ADDITIONS    REDUCTIONS   OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 99,978      113,645         8,855            204,768

Oppenheimer Champion Income Fund, Cl. Y                          --    2,160,896*        3,267          2,157,629

Oppenheimer Core Bond Fund, Cl. Y                         2,533,270    3,257,788         98,716         5,692,342

Oppenheimer Global Fund, Cl. Y                               66,908       71,612          9,183           129,337

Oppenheimer High Yield Fund, Cl. Y                          978,485    1,158,273      2,136,758                --

Oppenheimer International Bond Fund, Cl. Y                  751,912      906,397         30,155         1,628,154

Oppenheimer Limited-Term Government Fund, Cl. Y           1,326,111    1,696,002         51,623         2,970,490

Oppenheimer Main Street Fund, Cl. Y                         117,728      129,718         10,812           236,634

Oppenheimer Real Asset Fund, Cl. Y                          524,309      691,829         21,131         1,195,007

Oppenheimer Real Estate Fund, Cl. Y                         230,456      233,901         34,161           430,196

Oppenheimer Value Fund, Cl. Y                               181,842      203,863         10,687           375,018

1
                           Conservative Investor Fund

Conservative Investor Fund


STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                   VALUE      DIVIDEND              REALIZED
                                                              SEE NOTE 1        INCOME           GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                $  9,482,837     $      --            $  (2,086)

Oppenheimer Champion Income Fund, Cl. Y                       20,260,137            --                 (503)

Oppenheimer Core Bond Fund, Cl. Y                             58,289,579      1,551,784             (33,853)

Oppenheimer Global Fund, Cl. Y                                 9,691,227             --               7,270

Oppenheimer High Yield Fund, Cl. Y                                   --         723,488              (6,189)

Oppenheimer International Bond Fund, Cl. Y                    9,638,674         206,022              (5,801)

Oppenheimer Limited-Term Government Fund, Cl. Y              29,615,779         725,138              (8,919)

Oppenheimer Main Street Fund, Cl. Y                           9,862,909              --                (263)

Oppenheimer Real Asset Fund, Cl. Y                            8,305,294          29,677             (32,974)

Oppenheimer Real Estate Fund, Cl. Y                          10,819,420          66,141               2,614

Oppenheimer Value Fund, Cl. Y                                 9,979,231              --              (3,628)
                                                        -----------------------------------------------------
                                                           $175,945,087      $3,302,250           $ (84,332)
                                                        -----------------------------------------------------


*Received 2,090,155 shares as the result of the acquisition of Oppenheimer High
 Yield Fund.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     172,208,582
                                              ------------------

Gross unrealized appreciation                 $       6,047,492
Gross unrealized depreciation                        (1,198,987)
                                              ------------------
Net unrealized appreciation                   $       4,848,505
                                              ------------------


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

2
                           Conservative Investor Fund

Conservative Investor Fund


STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited


RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


3
                           Conservative Investor Fund




ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006